Accumulated Other Comprehensive Income (Loss) - Summary of Changes in Each Component of Accumulated Comprehensive Income Loss (Details) - Summit Materials, LLC - USD ($) $ in Thousands	6 Months Ended
	Jul. 02, 2016	Jun. 27, 2015
Accumulated Other Comprehensive Loss (AOCI) [Member]
Changes in each component of accumulated other comprehensive loss
Beginning balance	$ (28,466)	$ (15,546)
Foreign currency translation adjustment	5,277	(5,235)
Loss on cash flow hedges	(3,292)
Ending balance	(26,481)	(20,781)
Change in retirement plans
Changes in each component of accumulated other comprehensive loss
Beginning balance	(7,607)	(9,730)
Ending balance	(7,607)	(9,730)
Foreign Currency Translation Adjustments [Member]
Changes in each component of accumulated other comprehensive loss
Beginning balance	(19,915)	(5,816)
Foreign currency translation adjustment	5,277	(5,235)
Ending balance	(14,638)	$ (11,051)
Cash Flow Hedge Adjustments [Member]
Changes in each component of accumulated other comprehensive loss
Beginning balance	(944)
Loss on cash flow hedges	(3,292)
Ending balance	$ (4,236)